Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Vessels

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance January 1, 2019	$134,310	$(26,318)	$107,992
Depreciation	—	(5,320)	(5,320)
Additions	625	—	625
Reclassification of vessel as held-for-sale	(26,412)	10,622	(15,790)
Balance December 31, 2019	$108,523	$(21,016)	$87,507
Depreciation	—	(4,418)	(4,418)
Additions	685	—	685
Balance December 31, 2020	$109,208	$(25,434)	$83,774